THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND October 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%

	Shares	Value

Australia — 4.8%
AGL Energy	1,500	$13,154

Aristocrat Leisure	2,210	44,421

BHP Group	2,280	54,154

CSL	260	52,510

Goodman Group ‡	1,320	17,066

Harvey Norman Holdings	5,199	16,217

Rio Tinto	1,329	86,338

		283,860

Austria — 0.5%
ANDRITZ	450	15,174

OMV	730	16,847

		32,021

Belgium — 1.3%
Sofina	40	10,396

Telenet Group Holding	1,198	46,084

UCB	186	18,322

		74,802

Brazil — 0.5%
Cosan, Cl A	790	10,847

Petroleo Brasileiro ADR	2,440	16,177

		27,024

Canada — 2.4%
CI Financial	1,800	20,982

Constellation Software	30	31,493

IGM Financial	600	13,173

Manulife Financial	1,147	15,548

National Bank of Canada	500	23,996

Open Text	580	21,310

Quebecor, Cl B	700	16,240

		142,742

China — 2.8%
China Oilfield Services	14,000	8,464

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND October 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

China — (continued)
China Resources Cement Holdings	22,000	$28,885

CNOOC	29,000	26,526

Hengan International Group	5,000	34,829

NetEase ADR	375	32,546

Vipshop Holdings ADR *	840	17,976

Yum China Holdings	250	13,308

		162,534

Denmark — 0.9%
Genmab *	150	49,993

Finland — 2.0%
Kojamo	740	15,265

Neste	1,927	100,315

		115,580

France — 8.0%
Arkema	120	11,750

BNP Paribas*	1,080	37,484

Eiffage	210	15,240

Kering	85	51,369

Klepierre ‡	1,845	23,417

L’Oreal	80	25,844

Peugeot	2,370	42,625

Safran *	222	23,393

Sanofi	140	12,636

Schneider Electric	380	46,195

STMicroelectronics	1,100	33,563

Thales	486	31,700

TOTAL	598	18,060

Veolia Environnement	1,370	25,494

Vivendi	2,410	69,441

		468,211

Germany — 6.8%
adidas	94	27,868

Allianz	324	57,013

Bayer	240	11,271

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND October 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Germany — (continued)
Brenntag	390	$24,910

Deutsche Post ADR	1,500	66,420

DWS Group GmbH & KGaA	400	13,625

Evonik Industries	600	14,447

GEA Group	1,050	34,895

Hannover Rueck	499	72,418

SAP	430	45,820

Siemens	280	32,863

		401,550

Hong Kong — 1.5%
BOC Hong Kong Holdings	9,500	26,487

CK Asset Holdings	3,000	13,911

Hang Seng Bank	2,600	40,146

WH Group	12,500	9,868

		90,412

Ireland — 0.9%
ICON *	66	11,900

Smurfit Kappa Group	1,070	40,307

		52,207

Israel — 1.6%
Check Point Software Technologies *	852	96,753

Italy — 1.1%
DiaSorin	160	35,165

Enel	3,750	29,884

		65,049

Japan — 24.4%
Asahi Group Holdings	1,300	40,190

Astellas Pharma	600	8,249

Daito Trust Construction	400	36,452

Fujitsu	400	46,914

Hitachi	300	10,107

Honda Motor	1,000	23,358

Hoya	200	22,653

ITOCHU	4,800	115,083

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND October 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan — (continued)
KDDI	2,900	$77,688

McDonald’s Holdings Japan	600	28,447

Mitsui Chemicals	1,500	38,400

NEC	1,900	95,701

Nexon	1,400	39,109

Nintendo	200	108,760

Nippon Telegraph & Telephone	2,800	58,759

Nissan Chemical	700	37,093

Nomura Holdings	5,000	22,332

Nomura Real Estate Holdings	900	15,704

Obayashi	1,300	10,857

Ono Pharmaceutical	1,200	34,074

ORIX	4,700	54,886

Otsuka	700	32,304

Otsuka Holdings	700	25,881

Shin-Etsu Chemical	200	26,705

Shionogi	1,600	75,439

Sony	2,300	191,441

Suntory Beverage & Food	700	24,156

Takeda Pharmaceutical	600	18,575

Tokyo Electron	100	26,699

Toyo Suisan Kaisha	400	19,901

Welcia Holdings	1,000	39,155

ZOZO	900	22,904

		1,427,976

Netherlands — 5.4%
Akzo Nobel	180	17,323

Koninklijke Ahold Delhaize	5,005	137,437

NXP Semiconductors	161	21,754

Randstad	620	31,048

Wolters Kluwer	1,373	111,242

		318,804

New Zealand — 0.9%
Fisher & Paykel Healthcare	2,320	53,615

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND October 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Norway — 0.6%
Yara International	1,090	$37,916

Singapore — 3.1%
DBS Group Holdings	4,300	64,254

Singapore Exchange	7,200	45,784

United Overseas Bank	3,400	47,349

Wilmar International	8,000	23,714

		181,101

South Korea — 1.4%
KB Financial Group ADR	1,770	63,242

LG Electronics	240	17,828

		81,070

Spain — 0.9%
Red Electrica	3,045	53,705

Sweden — 6.1%

Alfa Laval	2,280	46,247

Atlas Copco, Cl A	1,951	86,163

Evolution Gaming Group	480	35,658

Husqvarna, Cl B	1,280	13,247

Investor, Cl B	1,300	78,213

Lundin Energy	410	7,862

Sandvik	5,027	89,583

		356,973

Switzerland — 9.5%
Nestle	1,057	118,911

Novartis	2,210	172,280

Partners Group Holding	29	26,224

Roche Holding	642	206,585

Sonova Holding	140	33,257

		557,257

United Kingdom — 11.6%
3i Group	4,305	53,671

Auto Trader Group	2,720	20,392

Aviva	14,623	48,855

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND October 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United Kingdom — (continued)
BAE Systems ADR	3,302	$16,958

Bunzl	1,090	33,882

Burberry Group	1,432	25,111

Evraz	7,301	34,010

Ferguson	210	20,964

GlaxoSmithKline	2,739	45,711

GVC Holdings	1,980	24,725

JD Sports Fashion	1,530	14,706

M&G	11,000	20,921

Next*	820	61,995

Persimmon	460	13,943

RELX	4,358	85,960

Royal Dutch Shell, Cl B	4,537	54,850

Unilever	1,857	105,744

		682,398

TOTAL COMMON STOCK (Cost $5,730,909)		5,813,553

EXCHANGE TRADED FUND — 0.8%

iShares MSCI EAFE ETF (Cost $48,642)	786	48,253

TOTAL INVESTMENTS— 99.8% (Cost $5,779,551)		$5,861,806

Percentages are based on total Net Assets of $5,875,972.

‡	Real Estate Investment Trust

*	Non-income producing security.

ADR	American Depositary Receipt

Cl	Class

EAFE	Europe, Asia, Far East

ETF	Exchange Traded Fund

MSCI	Morgan Stanley Capital International

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND October 31, 2020 (UNAUDITED)

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$—	$283,860	$—	$283,860

Austria	—	32,021	—	32,021

Belgium	—	74,802	—	74,802

Brazil	27,024	—	—	27,024

Canada	142,742	—	—	142,742

China	63,830	98,704	—	162,534

Denmark	—	49,993	—	49,993

Finland	—	115,580	—	115,580

France	—	468,211	—	468,211

Germany	—	401,550	—	401,550

Hong Kong	—	90,412	—	90,412

Ireland	11,900	40,307	—	52,207

Israel	96,753	—	—	96,753

Italy	—	65,049	—	65,049

Japan	—	1,427,976	—	1,427,976

Netherlands	21,754	297,050	—	318,804

New Zealand	—	53,615	—	53,615

Norway	—	37,916	—	37,916

Singapore	—	181,101	—	181,101

South Korea	63,242	17,828	—	81,070

Spain	—	53,705	—	53,705

Sweden	—	356,973	—	356,973

Switzerland	—	557,257	—	557,257

United Kingdom	—	682,398	—	682,398

Total Common Stock	427,245	5,386,308	—	5,813,553

Exchange Traded Fund	48,253	—	—	48,253

Total Investments in Securities	$475,498	$5,386,308	$—	$5,861,806

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

SGA-QH-001-0900